Nature of the Business and Basis of Presentation - Public Offerings and Common Stock (Details) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 14, 2025 shares	Jun. 30, 2026 segment	Dec. 31, 2025 USD ($) segment
Nature of the Business and Basis of Presentation
Reverse stock split ratio	0.08		0.08
Reverse stock split shares | shares	0
Cash, cash equivalents and marketable securities | $			$ 41.8
Number of operating segment		1	1
Number of reporting segment		1	1